GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2020
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2020	Year Ending August 31, 2019
Salaries and benefits	$1,407	$1,423
Professional/consulting fees	960	1,230
Shareholder relations	284	173
Insurance	241	193
Regulatory Fees	214	214
Travel	174	323
Depreciation	177	235
Asset Impairment	—	344
Equipment rental and storage	—	342
Other	269	200
Total	$3,726	$4,677